Fair value of financial assets and liabilities - Details of financial assets and liabilities classified into Level 3 of fair value hierarchy (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 480,474,396			₩ 447,183,871
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Ending balance		498,004,936		$ 385,751,305	480,474,396		₩ 447,183,871
Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		4,695,688
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Ending balance		5,484,098			4,695,688
Gains losses from financial assets and liabilities classified as level3 that the group holds as at the end of the year		171,095			2,770		₩ 2,634
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Financial instruments measured at fair value level 3 of fair value hierarchy except for sensitivity analysis		₩ 4,704,747			₩ 3,196,703
Unfavorable changes in unobservable inputs in other comprehensive income		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.	The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.
Financial assets
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		₩ 16,693			₩ 16,400		₩ 10,937
Unfavorable changes in unobservable inputs in net income(loss)		(13,912)			(13,799)		(9,252)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		28,020			24,370		30,391
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		(22,302)			(17,579)		(23,865)
Financial assets | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		4,686,238			3,618,528		4,111,113
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		21,605
Net Income(loss)		131,602	[1]		199,758	[2]	119,487	[3]
Other comprehensive income		(6,564)			2,084		11,362
Purchases/issuances		1,754,687			1,709,301		1,478,167
Disposals/settlements		(1,099,599)			(843,401)		(2,096,296)
Transfer to or out of level 3		(5,863)	[4]		(32)	[5]	(5,305)	[5]
Ending balance		5,482,106			4,686,238		3,618,528
Financial assets at FVTPL | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		4,129,173			3,037,073		3,540,398
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		21,605
Net Income(loss)		131,602	[1]		199,758	[2]	119,487	[3]
Other comprehensive income		0			0		0
Purchases/issuances		1,614,777			1,706,944		1,477,522
Disposals/settlements		(957,375)			(814,570)		(2,095,029)
Transfer to or out of level 3		(5,840)	[4]		(32)	[5]	(5,305)	[5]
Ending balance		4,933,942			4,129,173		3,037,073
Debt securities
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		21			1		13
Unfavorable changes in unobservable inputs in net income(loss)		(22)			0		(12)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0			0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0			0		0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p). The growth rate, discount rate, and liquidation value are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p). The growth rate, discount rate, and liquidation value are major unobservable variables.
Debt securities | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 1,078			2,117		4,618
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		152	[1]		(40)	[2]	(431)	[3]
Other comprehensive income		0			0		0
Purchases/issuances		4,000			0		1,000
Disposals/settlements		(1,000)			(999)		(4,070)
Transfer to or out of level 3		0	[4]		0	[5]	1,000	[5]
Ending balance		4,230			1,078		2,117
Equity securities
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		11,562			10,146		6,348
Unfavorable changes in unobservable inputs in net income(loss)		(8,953)			(8,079)		(5,331)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0			0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0			₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p). The growth rate, discount rate, and liquidation value are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p). The growth rate, discount rate, and liquidation value are major unobservable variables.	Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%~0.5%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%~0.5%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.
Equity securities | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 307,851			₩ 303,985		₩ 450,371
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		10,628
Net Income(loss)		10,632	[1]		697	[2]	(24,501)	[3]
Other comprehensive income		0			0		0
Purchases/issuances		62,638			20,175		33,570
Disposals/settlements		(32,630)			(16,974)		(154,455)
Transfer to or out of level 3		(5,840)	[4]		(32)	[5]	(1,000)	[5]
Ending balance		353,279			307,851		303,985
Capital contributions | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		1,976,474			1,287,723		865,685
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		10,977
Net Income(loss)		65,437	[1]		103,376	[2]	82,596	[3]
Other comprehensive income		0			0		0
Purchases/issuances		655,921			703,160		575,643
Disposals/settlements		(249,163)			(117,785)		(236,201)
Transfer to or out of level 3		0	[4]		0	[5]	0	[5]
Ending balance		2,459,646			1,976,474		1,287,723
Beneficiary certificates
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		722			737		1,305
Unfavorable changes in unobservable inputs in net income(loss)		(722)			(737)		(1,171)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0			0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0			₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.	Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.
Beneficiary certificates | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 1,458,776			₩ 1,104,074		₩ 1,917,811
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		3,534	[1]		(2,922)	[2]	10,347	[3]
Other comprehensive income		0			0		0
Purchases/issuances		280,435			98,420		86,224
Disposals/settlements		(36,780)			259,204		(910,308)
Transfer to or out of level 3		0	[4]		0	[5]	0	[5]
Ending balance		1,705,965			1,458,776		1,104,074
Loans
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		202			203		682
Unfavorable changes in unobservable inputs in net income(loss)		(199)			(200)		(671)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0			0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0			₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10%p~10%p). The stock prices and volatility are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10%p~10%p). The stock prices and volatility are major unobservable variables.	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
Loans | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 104,505			₩ 213,635		₩ 209,062
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		483	[1]		17,544	[2]	16,975	[3]
Other comprehensive income		0			0		0
Purchases/issuances		577,296			802,092		761,045
Disposals/settlements		(626,282)			(928,766)		(773,447)
Transfer to or out of level 3		0	[4]		0	[5]	0	[5]
Ending balance		56,002			104,505		213,635
Derivative assets
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		88			2,453		1,668
Unfavorable changes in unobservable inputs in net income(loss)		(95)			(1,993)		(1,191)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0			0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0			₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing correlation, which are major unobservable variables, by 10%, respectively.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing correlation, which are major unobservable variables, by 10%, respectively.	Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Derivative assets | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 93,970			₩ 29,348		₩ 7,872
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		41,620	[1]		64,359	[2]	22,256	[3]
Other comprehensive income		0			0		0
Purchases/issuances		2,273			582		5,058
Disposals/settlements		(8,725)			(319)		0
Transfer to or out of level 3		0	[4]		0	[5]	(5,838)	[5]
Ending balance		129,138			93,970		29,348
Other foreign currency financial assets | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		41,679			0
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		729	[1]		0	[2]
Other comprehensive income		0			0
Purchases/issuances		0			41,679
Disposals/settlements		0			0
Transfer to or out of level 3		0	[4]		0	[5]
Ending balance		42,408			41,679		0
Others
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		4,098			2,860		921
Unfavorable changes in unobservable inputs in net income(loss)		(3,921)			(2,790)		(876)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0			0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0			₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10%p~10%p). The stock prices and volatility are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10%p~10%p). The stock prices and volatility are major unobservable variables.	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
Others | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 144,840			₩ 96,191		₩ 84,979
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		9,015	[1]		16,744	[2]	12,245	[3]
Other comprehensive income		0			0		0
Purchases/issuances		32,214			40,836		14,982
Disposals/settlements		(2,795)			(8,931)		(16,548)
Transfer to or out of level 3		0	[4]		0	[5]	533	[5]
Ending balance		183,274			144,840		96,191
Financial assets at FVTOCI
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)					0
Unfavorable changes in unobservable inputs in net income(loss)					0
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)					0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)					0
Financial assets at FVTOCI | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		557,065
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		0
Other comprehensive income		(6,564)
Purchases/issuances		139,910
Disposals/settlements		(142,224)
Transfer to or out of level 3		(23)
Ending balance		548,164			557,065
Equity securities
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		0			0		0
Unfavorable changes in unobservable inputs in net income(loss)		0			0		0
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		28,020			24,370		30,391
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ (22,302)			₩ (17,579)		₩ (23,865)
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p). The growth rate, discount rate, and liquidation value are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p). The growth rate, discount rate, and liquidation value are major unobservable variables.	Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%~0.5%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%~0.5%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.
Equity securities | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 557,065			₩ 581,455		₩ 570,715
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		0	[1]		0	[2]	0	[3]
Other comprehensive income		(6,564)			2,084		11,362
Purchases/issuances		343			2,357		645
Disposals/settlements		(2,657)			(28,831)		(1,267)
Transfer to or out of level 3		(23)	[4]		0	[5]	0	[5]
Ending balance		548,164			557,065		581,455
Loans | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		0
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		0
Other comprehensive income		0
Purchases/issuances		139,567
Disposals/settlements		(139,567)
Transfer to or out of level 3		0
Ending balance		0			0
Financial liabilities
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		10			41		205
Unfavorable changes in unobservable inputs in net income(loss)		(7)			(39)		(264)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0			0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		0			0		0
Financial liabilities | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		9,449			4,641		39,766
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		1,994	[1]		8,058	[2]	4,824	[3]
Other comprehensive income		0			0		0
Purchases/issuances		0			(351)		(3,979)
Disposals/settlements		(9,449)			(2,899)		(29,716)
Transfer to or out of level 3		0	[4]		0	[5]	(6,254)	[5]
Ending balance		1,994			9,449		4,641
Derivative liabilities
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		10			41		205
Unfavorable changes in unobservable inputs in net income(loss)		(7)			(39)		(264)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0			0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0			₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing correlation, which are major unobservable variables, by 10%, respectively.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing correlation, which are major unobservable variables, by 10%, respectively.	Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Derivative liabilities | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 9,449			₩ 4,641		₩ 20,136
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)		1,994	[1]		8,058	[2]	4,926	[3]
Other comprehensive income		0			0		0
Purchases/issuances		0			(351)		(3,979)
Disposals/settlements		(9,449)			(2,899)		(10,188)
Transfer to or out of level 3		0	[4]		0	[5]	(6,254)	[5]
Ending balance		₩ 1,994			9,449		4,641
Equity-linked securities | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance					₩ 0		19,630
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[3]						(102)
Other comprehensive income							0
Purchases/issuances							0
Disposals/settlements							(19,528)
Transfer to or out of level 3	[5]						0
Ending balance							₩ 0

[1]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 171,095 million Won for the year ended December 31, 2023, which is from financial assets and liabilities that the Group holds as at the end of the year.
[2]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 2,770 million Won for the year ended December 31, 2022, which is from financial assets and liabilities that the Group holds as at the end of the year.
[3]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 2,634 million Won for the year ended December 31, 2021, which is from financial assets and liabilities that the Group holds as at the end of the year.
[4]	The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
[5]	There were transfers between levels as the availability of observable market data for these financial instruments changed. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.